RELATED PARTY TRANSACTIONS, Promissory Note (Q3) (Details) - Sponsor [Member] - Promissory Note [Member] - USD ($)	Feb. 17, 2021	Feb. 10, 2020
Related Party Transactions [Abstract]
Related party transaction		$ 250,000
Repayment of debt to related party	$ 250,000